UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-206677-21

Central Index Key Number of issuing entity:  0001723291

Wells Fargo Commercial Mortgage Trust 2017-C42
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682523

Starwood Mortgage Funding II LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4052560
38-4052561
38-7196209
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-BP			X
X-A			X
X-BP			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on January 29, 2020 (SEC Accession No. 0001056404-20-000511) (the “Original 10-D”).  The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.  No modifications were made to the Monthly Distribution Report.

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C42.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-C42 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2019 to January 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 12, 2019. The CIK number for the Depositor is 0000850779.

Barclays Bank PLC ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 7, 2019. The Central Index Key number for Barclays is 0000312070.

Starwood Mortgage Funding II LLC (“Starwood”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for Starwood is  0001682523.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 12, 2019. The Central Index Key number for Wells Fargo is 0000740906.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for Rialto is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 29, 2020 under Commission File No. 333-206677-21 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 29, 2020 under Commission File No. 333-206677-21 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

On December 20, 2019, an affiliate of Starwood and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold the securities set forth on the table below entitled “Transferred Securities” (the “Transferred Securities”) to another affiliate of Starwood.  Immediately before the sale, the wholly-owned affiliates of Starwood collectively held direct ownership of 100% of the Transferred Securities.  Immediately after the sale, the wholly-owned affiliates of Starwood collectively held indirect ownership of 51% of the Transferred Securities.  Both before and after the sale described above, Starwood and its wholly-owned affiliates also collectively owned 100% of the securities set forth on the table below entitled “Non-Transferred Securities” (the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities.  For these purposes, a “wholly-owned affiliate” means an affiliate of Starwood that is also wholly-owned by SPT. Starwood and its wholly-owned affiliates collectively continue to own the same interest in the “eligible vertical interest” (as defined in Regulation RR) in this securitization acquired by them upon the original issuance of the Certificates, as described in the Prospectus filed with the SEC on December 21, 2017.

Transferred Securities
Class	Original Balance ($)
E	3,052,000.00
F	1,194,000.00
G	3,981,000.00

Non-Transferred Securities
Class	Original Balance ($)
X-F	1,194,000.00

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-C42, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$8,717.65

*REO Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-C42, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2019	$5,510.40
Current Distribution Date	01/17/2020	$5,701.76

Interest Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C42, relating to the January 17, 2019 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on January 29, 2020 under Commission File No. 333-206677-21 and incorporated by reference herein).

 (102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 29, 2020 under Commission File No. 333-206677-21 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 29, 2020 under Commission File No. 333-206677-21 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: February 20, 2020